Summary of Significant Accounting Policies - Narrative (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Useful life of real estate assets (in years)				5 years
Impairment losses for long-lived assets recognized				$ 0	$ 0
Impairment losses in unconsolidated real estate entities				$ 0	0
Rental and other property revenues				88.00%
Income tax provision		$ 7,463,000	$ 0	$ 1,238,000	$ 0
Current income tax				1,100,000
Deferred tax				100,000
Net deferred tax liability				$ 2,100,000
TRS received impacts from sale of portfolio of assets	$ 30,300,000
Income tax expense	7,300,000
Maximum | Renovations and Improvements
Subsidiary, Sale of Stock [Line Items]
Useful life of real estate assets (in years)				15 years
2017 Notes
Subsidiary, Sale of Stock [Line Items]
Interest rate				6.00%
2019 Notes | Unsecured Debt
Subsidiary, Sale of Stock [Line Items]
Interest rate				6.00%
OP Units
Subsidiary, Sale of Stock [Line Items]
Share conversion ratio				1
Cottonwood Communities Management, LLC
Subsidiary, Sale of Stock [Line Items]
Offering costs incurred	4,700,000	4,700,000
Cottonwood Communities Management, LLC | IPO
Subsidiary, Sale of Stock [Line Items]
Offering costs incurred	14,100,000	14,100,000		$ 14,100,000
Cottonwood Communities Management, LLC | Follow on Offering
Subsidiary, Sale of Stock [Line Items]
Offering costs incurred				1,700,000
Cottonwood Communities Management, LLC | Private Placement
Subsidiary, Sale of Stock [Line Items]
Offering costs incurred	$ 13,200,000	$ 13,200,000		$ 11,600,000